UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):	[   ] is a restatement.
                                    [   ]
adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:		900 Third Avenue, Suite 1801
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Peter K. Seldin
Phone:		212-753-5150

				New York, NY	    	     August 13, 1999

Signature			City, State			Date


[ ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report

[X] 13F Notice. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager (s).)

[  ]   13F Combination Report. (Check here if a portion of the holdings for this reporting
        manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager:
[If there are no entries in this list, omit this section.]

Form 13F File number	Name

28-3606  		Joseph H. Reich



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	1

Form 13F Information Table Value Total:	72,354,244

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	 1	         28-3606                      Joseph H. Reich